Reportable Operating Segment (Tables)	12 Months Ended
Dec. 31, 2011
Reportable Operating Segments And Geographic Operations (Tables) [Abstract]
Operating segment information

The following table presents certain selected financial information as of or for the years ended December 31, 2011, 2010 and 2009.

					Corporate &
(Millions, except where indicated)	USCS	ICS	GCS	GNMS	Other	(a)	Consolidated
2011
Non-interest revenues	$10,648	$4,361	$4,880	$4,713	$719		$25,321
Interest income	5,230	1,304	9	5	413		6,961
Interest expense	807	426	264	(224)	1,047		2,320
Total revenues net of interest expense	15,071	5,239	4,625	4,942	85		29,962
Total provision	687	268	76	75	6		1,112
Pretax income (loss) from continuing operations	4,129	762	1,075	1,979	(989)		6,956
Income tax provision (benefit)	1,449	39	337	686	(454)		2,057
Income (loss) from continuing operations	$2,680	$723	$738	$1,293	$(535)		$4,899
Total equity (billions)	$8.8	$2.8	$3.6	$2.0	$1.8		$19.0
2010
Non-interest revenues	$9,884	$3,678	$4,347	$4,101	$703		$22,713
Interest income	5,390	1,393	7	4	498		7,292
Interest expense	812	428	227	(200)	1,156		2,423
Total revenues net of interest expense	14,462	4,643	4,127	4,305	45		27,582
Total provision	1,591	392	157	61	6		2,207
Pretax income (loss) from continuing operations	3,504	589	723	1,589	(441)		5,964
Income tax provision (benefit)	1,279	52	273	564	(261)		1,907
Income (loss) from continuing operations	$2,225	$537	$450	$1,025	$(180)		$4,057
Total equity (billions)	$7.4	$2.2	$3.7	$1.9	$1.0		$16.2
2009
Non-interest revenues	$9,443	$3,442	$3,882	$3,586	$859		$21,212
Interest income	3,216	1,509	5	1	600		5,331
Interest expense	568	427	180	(177)	1,209		2,207
Total revenues net of interest expense	12,091	4,524	3,707	3,764	250		24,336
Total provision	3,769	1,211	177	135	21		5,313
Pretax income (loss) from continuing operations	575	271	475	1,449	71		2,841
Income tax provision (benefit)	171	(59)	144	510	(62)		704
Income (loss) from continuing operations	$404	$330	$331	$939	$133		$2,137
Total equity (billions)	$6.0	$2.3	$3.7	$1.4	$1.0		$14.4

  Corporate & Other includes adjustments and eliminations for intersegment activity.

Total revenues net of interest expense and pretax income

geographic operations

The following table presents the Company's total revenues net of interest expense and pretax income (loss) from continuing operations in different geographic regions:

(Millions)	United States	EMEA	(a)	JAPA	(a)	LACC	(a)	Other Unallocated	(b)	Consolidated
2011(c)
Total revenues net of interest expense	$21,254	$3,551		$3,071		$2,706		$(620)		$29,962
Pretax income (loss) from continuing operations	$6,971	$620		$430		$583		$(1,648)		$6,956
2010(c)
Total revenues net of interest expense	$19,976	$3,132		$2,630		$2,451		$(607)		$27,582
Pretax income (loss) from continuing operations	$6,137	$444		$273		$469		$(1,359)		$5,964
2009(c)
Total revenues net of interest expense	$17,328	$3,152		$2,229		$2,314		$(687)		$24,336
Pretax income (loss) from continuing operations	$3,194	$319		$187		$276		$(1,135)		$2,841

  EMEA represents Europe, Middle East and Africa; JAPA represents Japan, Asia/Pacific and Australia; and LACC represents Latin America, Canada and Caribbean.
  Other Unallocated includes net costs which are not directly allocable to specific geographic regions, including costs related to the net negative interest spread on excess liquidity funding and executive office operations expenses.
  The data in the above table is, in part, based upon internal allocations, which necessarily involve management's judgment. Certain revisions and reclassifications have been made to prior years' amounts to conform to 2011 presentation and internal allocation methodology.